As filed with the Securities and Exchange Commission on June 9, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
3652 South Third Street, Suite 200
Jacksonville Beach FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/06

Date of reporting period: 03/31/06

Item 1. Report to Stockholders.

Intrepid Capital Fund
Intrepid Small Cap Fund
Semi-Annual Report
March 31, 2006

Intrepid Capital Fund

May 11, 2006

Dear Fellow Shareholders,

In a recent live television interview on Bloomberg Television, the interviewer inquired as to why I thought the Russell 2000 Index (an index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the Russell 3000 Index) was expensive. My response was that with a trailing 3 year return of 30%, investors were doing what they generally do, which is invest by looking into the rear view mirror. Investors, in their retrospective mindset, have chosen to invest for the future by putting money where it has performed well in the most immediate past. If only the capital markets were that predictably linear.

I am convinced that most individuals are hardwired at birth to “buy high and sell lower,” due to a desire for comfort by owning shares of “what is working right now.” I, unfortunately or fortunately (depending when you look at your results), was born with the obstinate gene, which gave me the ability to argue with the market for extended periods of time.

From my perspective, prices are anything but cheap for the types of businesses we consider to be high quality. Using the well known Federal Reserve valuation model, which converts P/E (a valuation ratio of a company’s current share price compared to its per-share earnings) into E/P or earnings yield (the amount of earnings you buy for every dollar worth of stock), the S&P 500 Index (a capitalization-weighted index of 500 stocks that is designed to measure performance of the broad domestic economy through change in the aggregate market value of 500 stocks representing all major industries) at a P/E of 20 has an earnings yield of 5% and the Russell 2000 Index at a P/E of 40 has an earnings yield of 2.5%. Neither index compares favorably to the current 10 year Treasury Note yield of 5.1%.

I also believe the Federal Reserve hasn’t done “diddly” in terms of slowing inflationary pressures. Short term rates were dropped post-9/11 to 1% and held there too long. The steady pilgrimage that the Fed has been on since June of 2004, with consistent 25 basis point booster shots, is almost laughable at this point, as the price of gold is soaring (last quote $720 per ounce) and the dollar is rapidly depreciating against the currencies of our major trading partners. Fiscal policy has also added fever to this expansion with the tax cuts on income, dividends and capital gains. The 15% rate on dividends and capital gains has created a tsunami of revenue into state and federal coffers. Despite this surplus of new revenue, politicians of both parties have managed to spend all of it and more. Our budgetary issues are not ones of lacking revenue, but rather fiscal restraint.

Let’s all hope these tax cuts are made permanent and restraint restored. The Intrepid Capital Fund finished the six months ending 03/30/06 up 3.67% non-annualized.

Intrepid Capital Fund

The portfolio has had some small changes at the margin, in that we successfully liquidated Tellabs (TLAB) and are currently nibbling at some newer small cap companies that I would prefer to discuss after our orders are filled.

Please keep in mind that the Intrepid Capital Fund is different than many of our mutual fund peers in three distinct ways. First, the Fund is relatively concentrated in a limited number of holdings. Second, our positions are generally held several years. Lastly, the Intrepid Capital Fund and Intrepid Capital Small Cap Fund contain my immediate family’s discretionary investment portfolio. We are patiently waiting for some volatility to return, with the hope that we can deploy additional capital at attractive prices.

	Top Ten Holdings as of March 31, 2006
1.	Grolsch NV (GRLOC)	4.23%
2.	Mylan Laboratories (MYL)	4.13%
3.	Merck & Co., Inc. (MRK)	4.05%
4.	Limited Brands (LTD)	3.56%
5.	Oil-Dri Corporation of America (ODC)	3.26%
6.	The Walt Disney Co. (DIS)	3.20%
7.	Berkshire Hathaway, Inc. (BRK/B)	2.99%
8.	Horace Mann Educators Corp. (HMN)	2.80%
9.	International Speedway Corp. (ISCA)	2.57%
10.	SEI Investments Co. (SEIC)	2.56%

Thank you for entrusting your hard-earned money to Intrepid Capital. We will work hard to justify your trust. If there is anything we can do to serve you better, please give us a call at 1-866-996-FUND.

Best regards,
Mark F. Travis
President/C.E.O.

Past performance is no guarantee of future results.

The Fund is subject to special risks including volatility due to investments in small- and mid-cap stocks, high yield securities and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Must be preceded or accompanied by a current prospectus.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Distributed by Quasar Distributors, LLC. 05/06

Intrepid Capital Fund

EXPENSE EXAMPLE
March 31, 2006 (Unaudited)

As a shareholder of the Intrepid Capital Fund (the “Fund”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2005 - March 31, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Intrepid Capital Fund

EXPENSE EXAMPLE (Continued)
March 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

INTREPID CAPITAL FUND

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period* October 1, 2005 - March 31, 2006
Actual	$1,000.00	$1,036.70	$9.90
Hypothetical (5% return
before expenses)	1,000.00	1,015.21	9.80

* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the period.

Intrepid Capital Fund

ALLOCATION OF PORTFOLIO HOLDINGS
March 31, 2006 (Unaudited)

INTREPID CAPITAL FUND

COMPONENTS OF PORTFOLIO HOLDINGS

Common Stock	$18,122,231	66%
Corporate Bonds	5,957,188	21%
U.S. Treasury Obligations	2,578,082	9%
Other Short Term Investments	979,305	4%
Total	$27,636,806	100%

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 65.09%
Auto Components - 2.25%
Bandag, Inc	17,565	$627,773
Beverages - 9.21%
Anheuser-Busch Companies, Inc	16,345	699,076
The Coca-Cola Co	16,530	692,111
Grolsch NV	31,510	1,174,207
		2,565,394
Capital Markets - 2.55%
SEI Investments Co	17,545	711,099
Chemicals - 2.37%
Stepan Co	22,320	659,556
Commercial Services & Supplies - 4.59%
Cintas Corp	15,430	657,627
The ServiceMaster Co	47,275	620,248
		1,277,875
Food Products - 2.45%
Sara Lee Corp	38,120	681,586
Gas Utilities - 2.04%
Cascade Natural Gas Corp	28,830	567,951
Health Care Providers & Services - 2.43%
Health Management Associates, Inc	31,365	676,543
Hotels Restaurants & Leisure - 2.56%
International Speedway Corp. - Class A	13,985	711,836
Household Products - 3.25%
Oil-Dri Corporation of America	45,240	904,800
Insurance - 10.19%
Berkshire Hathaway, Inc. (a)	275	828,300
Horace Mann Educators Corp	41,275	775,970
The St. Paul Travelers Companies Inc	15,125	632,074
XL Capital Ltd	9,360	600,069
		2,836,413

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 65.09% (continued)
IT Services - 2.07%
Automatic Data Processing, Inc	12,615	$576,253
Media - 3.19%
The Walt Disney Co	31,820	887,460
Personal Products - 2.45%
Alberto-Culver Co	15,400	681,142
Pharmaceuticals - 8.15%
Merck & Co., Inc	31,870	1,122,780
Mylan Laboratories	48,940	1,145,196
		2,267,976
Specialty Retail - 3.54%
Limited Brands	40,345	986,839
Wireless Telecommunication Services - 1.80%
Telephone & Data Systems, Inc. - Special Shares	6,500	245,375
Telephone & Data Systems, Inc	6,500	256,360
		501,735
TOTAL COMMON STOCKS
(Cost $17,067,873)		18,122,231

	Principal Amount
CORPORATE BONDS - 21.40%
Cable And Other Pay Television Services - 1.50%
Mediacom LLC/Mediacom Capital Corp.
9.500%, 01/15/2013	$420,000	417,900
Diversified Financial Services - 2.04%
General Motors Acceptance Corporation
5.625%, 05/15/2009	610,000	568,068
Electronic Equipment & Instruments - 1.43%
Itron, Inc.
7.750%, 05/15/2012	385,000	397,512

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006 (Unaudited)

	Principal Amount	Market Value
CORPORATE BONDS - 21.40% (continued)
Food Products - 1.81%
General Mills, Inc.
3.875%, 11/30/2007	$515,000	$502,778

Health Care Providers & Services - 2.01%
Tenet Healthcare Corp.
6.500%, 06/01/2012	620,000	561,100
Hotels Restaurants & Leisure - 1.81%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	501,000	503,505
Media - 1.71%
Adelphia Communications Corp.
9.875%, 03/01/2007	800,000	476,000
Paper & Forest Products - 2.38%
Appleton Papers, Inc.
8.125%, 06/15/2011	655,000	661,550
Real Estate - 2.31%
American Real Estate Partners
7.125%, 02/15/2013	650,000	643,500
Specialty Retail - 2.33%
Payless Shoesource, Inc.
8.250%, 08/01/2013	615,000	648,825
Transportation Equipment - 2.07%
Cooper-standard Automotive, Inc.
7.000%, 12/15/2012	630,000	576,450
TOTAL CORPORATE BONDS
(Cost $6,276,919)		5,957,188

Number of Shares
SHORT TERM INVESTMENTS - 12.78%
Money Market Fund - 3.52%
SEI Daily Income Trust Treasury Fund	979,305	979,305

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006 (Unaudited)

	Principal Amount	Market Value
SHORT TERM INVESTMENTS - 12.78% (continued)
U.S. Treasury Bill - 9.26%
4.150%, 06/15/2006	$2,600,000	$2,578,082
TOTAL SHORT TERM INVESTMENTS
(Cost $3,557,387)		3,557,387
Total Investments - 99.27%
(Cost $26,902,179)		27,636,806
Other Assets in Excess of Liabilities - 0.73%		202,358
TOTAL NET ASSETS - 100.00%		$27,839,164

Percentages are stated as a percent of net assets.
(a) Non Income Producing.

See notes to financial statements.

Intrepid Capital Fund

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

ASSETS:
Investments, at market value
(Cost $26,902,179)	$27,636,806
Cash	3,557
Income receivable	144,142
Receivable for fund shares sold	97,066
Other assets	32,163
Total assets	27,913,734

LIABILITIES:
Payable for fund shares redeemed	1,250
Payable to Investment Adviser	21,462
Accrued expenses	51,858
Total liabilities	74,570
Total net assets	$27,839,164

NET ASSETS CONSIST OF:
Capital stock	$27,082,478
Accumulated undistributed
net investment income	515
Accumulated undistributed
net realized gain on investments	21,544
Unrealized appreciation on investments	734,627
Total net assets	$27,839,164

Shares outstanding (unlimited shares
of no par value authorized)	2,804,155

Net asset value, offering and
redemption price per share	$9.93

See notes to financial statements.

Intrepid Capital Fund

STATEMENT OF OPERATIONS
For the six months ended March 31, 2006 (Unaudited)

INVESTMENT INCOME:
Dividend income	$180,900
Interest income	333,773
Total investment income	514,673
Advisory fees	136,901
Distribution (12b-1) fees	34,225
Professional fees	22,076
Shareholder servicing fees and expenses	21,938
Administration fees	16,016
Federal and state registration	13,266
Fund accounting fees	13,250
Insurance	8,100
Trustees fees and expenses	6,188
Custody fees	3,822
Reports to shareholders	3,076
Miscellaneous	910
Total expenses before Adviser reimbursement	279,768
Less fees and expenses reimbursed
and waived by Adviser	(12,812)
Net expenses	266,956
Net investment income	247,717
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	27,153
Net change in unrealized
appreciation on investments	730,637
Net realized and unrealized
gain on investments	757,790
Net increase in net assets
resulting from operations	$1,005,507

See notes to financial statements.

Intrepid Capital Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2006	January 3, 2005(1) through September 30, 2005
	(Unaudited)
OPERATIONS:
Net investment income	$247,717	$170,358
Net realized gain on investments	27,153	263,748
Net change in unrealized
appreciation on investments	730,637	3,990
Net increase in assets
resulting from operations	1,005,507	438,096

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(247,830)	(169,730)
From net realized gain	(269,357)	—
Total distributions	(517,187)	(169,730)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,479,831	26,883,513
Proceeds from shares issued to
holders in reinvestment of dividends	517,187	169,670
Cost of shares redeemed(2)	(2,231,828)	(835,895)
Net increase in net assets
from capital share transactions	765,190	26,217,288

TOTAL INCREASE IN NET ASSETS	1,253,510	26,485,654

NET ASSETS:
Beginning of period	26,585,654	100,000
End of period (including undistributed net
investment income of $515 and $628)	$27,839,164	$26,585,654

(1)	Commencement of Operations.
(2)	Net of redemption fees of $180 and $368.

See notes to financial statements.

Intrepid Capital Fund

FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Six Months Ended March 31, 2006	January 3, 2005(1) Through September 30, 2005
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$9.76	$10.00
OPERATIONS:
Net investment income(2)	0.09	0.07
Net realized and unrealized gain
(loss) on investment securities	0.27	(0.24)(3)
Total from operations	0.36	(0.17)
LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.07)
From net realized gains	(0.10)	0.00
Total distributions	(0.19)	(0.07)
NET ASSET VALUE:
End of period	$9.93	$9.76

Total return	3.67%(4)	-1.74%(4)
Net assets at end of period (000s omitted)	$27,839	$26,586
RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Before expense reimbursement	2.04%(5)	3.08%(5)
After expense reimbursement	1.95%(5)	1.95%(5)
RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before expense reimbursement	1.72%(5)	0.35%(5)
After expense reimbursement	1.81%(5)	1.48%(5)
Portfolio turnover rate	12%(4)	25%(4)

(1)	Commencement of Operations.

(2)	Net investment income per share is calculated using the ending balances prior to consideration or

(3)	The amount shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(4)	Not annualized.

(5)	Annualized.

See notes to financial statements.

Intrepid Small Cap Fund

May 11, 2006

Dear Fellow Shareholders,

Welcome to the Intrepid Small Cap Fund. The Fund began operations on October 3, 2005. Although the Intrepid Small Cap Fund is a new fund, Intrepid Capital has been running individually managed small cap accounts for over seven years. The Intrepid Small Cap Fund is being managed in a similar fashion to our individual small cap portfolios.

Our small cap philosophy is quite simple. We are looking for high quality small cap businesses selling at attractive prices. Although the concept is simple, the research and valuation process is a bit more complicated.

When determining the quality of a business, we must ask ourselves many questions. Does this business have a barrier to entry to keep competitors from taking market share? How has management done in the past, and what are their plans for the future? Does the business generate free cash flow and have a strong balance sheet? Is this business a leader in its industry and does it have a competitive advantage? Can we determine the future free cash flows of this business with a high degree of certainty? Does this business have future liabilities that cannot be quantified? How is management allocating its free cash flow and is it appropriate? These and other questions must be answered before we can determine if we are buying a high quality business.

After determining the quality of the business, we then value the company. Most of our valuations are done by discounting free cash flows, asset valuations, and transaction multiple valuations. Of the three types of valuation, discounting free cash flows is our most commonly used technique. This method calculates the valuation of a business by taking our estimated future free cash flows of a business and discounting them back to present value. This is similar to how a long-term bond is valued. Our asset valuations focus on the business’ balance sheet. We determine the net asset value of the business, or the market value of its assets minus its liabilities. Finally, we double check our cash flow and asset valuations with transaction multiples of similar businesses. In other words, we are comparing our valuations with those transactions taking place in the real world. Once our valuation is complete, we then compare it to the stock price of the business and determine if the company is selling at a discount to what it is worth.

Once we determine we have a high quality business selling at an attractive price, we are ready to make a purchase. And this brings us to an important question that fellow shareholders should be asking me. With only 44% of the Fund invested (56% remains in cash and t-bills), why haven’t there been more purchases? Per our investment process stated above, we must consider two important characteristics of a

Intrepid Small Cap Fund

small cap stock - quality and price. We currently have a long list of high quality businesses that we would like to buy for the Fund; however, the prices being asked for these companies are above what we believe they are worth. Therefore, instead of buying businesses that we believe are overvalued, we have placed the majority of the Intrepid Small Cap Fund’s capital in t-bills and money market funds yielding over 4%.

The small cap market has done extremely well over the past three years. In fact, the Russell 2000 Index has increased 25.67% annually during the three year period ending March 31, 2006. The sharp rise in the price of small cap stocks has stretched valuations to levels we believe are not sustainable. In fact, according to Bloomberg, the Russell 2000 Index is now selling at 42x earnings - a rich valuation to say the least. Since we believe valuations of small cap stocks are expensive, our current plan is to remain patient, stick to our investment process, and wait for prices to become more attractive. In the meantime, we continue to do extensive research on many small cap ideas and have grown our potential buy list. Although our discipline has hurt short-term relative performance, our above average cash levels will give us the ability to make purchases as opportunities present themselves.

Despite rich valuations for the small cap market as a whole, we have been able to make some purchases and gradually invest the Fund’s assets. Our two top holdings are good examples of the types of businesses we tend to buy.

Oil-Dri was the Fund’s largest holding as of March 31, 2006. It is the market leading manufacturer of cat liter in the United States. Oil-Dri’s brands include Cat’s Pride and Johnny Cat. Oil-Dri’s competitive advantage and barrier to entry is its large clay reserves that are spread strategically throughout the United States. We’ve valued the company based on its free cash flows and its assets. We believe Oil-Dri can generate $8-$9 million in free cash flow a year. By discounting these free cash flows, we are able to determine that Oil-Dri’s stock is selling at a discount to its worth. We can also value Oil-Dri’s 300 million tons of clay reserves based on historical transaction prices for clay. Using this asset valuation, we have also determined that this high quality business is selling at an attractive price.

Grolsch was the Fund’s second largest holding as of March 31, 2006. It is the number two brewer in the Netherlands. Grolsch’s premium brand gives it a loyal following and pricing power. It is an established business and has been producing beer since 1614. Moreover, we feel Grolsch’s business tends to be more stable than most and has historically generated meaningful free cash flow. We’ve valued Grolsch based on our 35 to 40 million euro free cash flow estimate and have determined Grolsch is selling at a discount to its underlying value. We have also used beverage transaction multiples to confirm our valuation.

Intrepid Small Cap Fund

As volatility increases in the small cap market, we are hopeful that we will continue to be able to put the fund’s cash to work in stocks like Oil-Dri and Grolsch. We look forward to communicating to you our progress in our next shareholder letter.

Sincerely,
Eric Cinnamond
Portfolio Manager

Past performance is no guarantee of future results.

Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

The Fund is subject to special risks including volatility due to investments in small- and mid-cap stocks, high yield securities and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions.

Must be preceded or accompanied by a current prospectus.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Distributed by Quasar Distributors, LLC. 05/06

Intrepid Small Cap Fund

EXPENSE EXAMPLE
March 31, 2006 (Unaudited)

As a shareholder of the Intrepid Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 3, 2005 - March 31, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Intrepid Small Cap Fund

EXPENSE EXAMPLE (Continued)

March 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

INTREPID SMALL CAP FUND
	Beginning Account Value October 3, 2005^	Ending Account Value March 31, 2006	Expenses Paid During Period* October 3, 2005 - March 31, 2006
Actual	$1,000.00	$1,027.30	$9.69

Hypothetical (5% return
before expenses)	1,000.00	1,014.96	9.63

^	Commencement of Operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 179/365 to reflect the period.

Intrepid Small Cap Fund

ALLOCATION OF PORTFOLIO HOLDINGS
March 31, 2006 (Unaudited)

INTREPID SMALL CAP FUND

COMPONENTS OF PORTFOLIO HOLDINGS
Common Stock	$690,992	44%
U.S. Treasury Obligations	796,939	51%
Other Short Term Investments	84,955	5%
Total	$1,572,886	100%

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 44.11%
Auto Components - 3.88%
Bandag, Inc	1,700	$60,758
Beverages - 10.63%
Anheuser-Busch Companies, Inc	1,800	76,986
Grolsch NV	2,400	89,435
		166,421
Commercial Services & Supplies - 4.46%
The ServiceMaster Co	5,325	69,864
Communications Equipment - 0.61%
Communications Systems, Inc	900	9,495
Gas Utilities - 4.65%
Cascade Natural Gas Corp	3,700	72,890
Health Care Equipment & Supplies - 2.89%
National Dentex Corp. (a)	1,950	45,298
Hotels Restaurants & Leisure - 2.24%
International Speedway Corporation	690	35,121
Household Durables - 1.54%
Virco Mfg. Corporation (a)	4,600	24,150
Household Products - 6.19%
Oil-Dri Corp of America	4,850	97,000
Insurance - 7.02%
Baldwin & Lyons, Inc	1,700	45,135
Horace Mann Educators Corp	3,450	64,860
		109,995
TOTAL COMMON STOCKS
(Cost $644,508)		690,992

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006 (Unaudited)

	Number of Shares	Market Value
SHORT TERM INVESTMENTS - 56.30%
Money Market Funds - 5.42%
AIM STIT Treasury Portfolio	19,600	$19,600
AIM STIT-STIC Prime Portfolio	6,555	6,555
Fidelity Government Portfolio I	19,600	19,600
Fidelity Money Market Portfolio	19,600	19,600
SEI Daily Income Trust Treasury Fund	19,600	19,600
		84,955

	Principal Amount
U.S. Treasury Bill - 50.88%
4.080%, 04/06/2006	$400,000	399,780
4.155%, 06/01/2006	400,000	397,159
		796,939
TOTAL SHORT TERM INVESTMENTS
(Cost $881,894)		881,894
Total Investments - 100.41%
(Cost $1,526,402)		1,572,886
Liabilities in Excess of Other Assets - (0.41)%		(6,449)
TOTAL NET ASSETS - 100.00%		$1,566,437

Percentages are stated as a percent of net assets.
(a) Non Income Producing.

See notes to financial statements.

Intrepid Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

ASSETS:
Investments, at market value
(Cost $1,526,402)	$1,572,886
Income receivable	1,094
Receivable from Adviser	3,175
Other assets	1,577
Total assets	1,578,732

LIABILITIES:
Payable for fund shares redeemed	21
Accrued expenses	12,274
Total liabilities	12,295
Total net assets	$1,566,437

NET ASSETS CONSIST OF:
Capital stock	$1,550,573
Accumulated undistributed
net investment income	36
Accumulated undistributed
net realized gain on investments	(30,656)
Unrealized appreciation on investments	46,484
Total net assets	$1,566,437

Shares outstanding (unlimited shares
of no par value authorized)	153,114

Net asset value, offering and
redemption price per share	$10.23

See notes to financial statements.

Intrepid Small Cap Fund

STATEMENT OF OPERATIONS
For the period October 3, 2005(1) through March 31, 2006 (Unaudited)

INVESTMENT INCOME:
Dividend income	$4,132
Interest income	11,371
Total investment income	15,503
Advisory fees	4,589
Distribution (12b-1) fees	1,147
Professional fees	2,427
Shareholder servicing fees and expenses	9,152
Administration fees	15,852
Federal and state registration	5,082
Fund accounting fees	255
Insurance	395
Trustees fees and expenses	716
Custody fees	1,332
Reports to shareholders	458
Miscellaneous	358
Total expenses before Adviser reimbursement	41,763
Less fees and expenses reimbursed
and waived by Adviser	(32,815)
Net expenses	8,948
Net investment income	6,555
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized loss on investments	(30,656)
Net change in unrealized
appreciation on investments	46,484
Net realized and unrealized
gain on investments	15,828
Net increase in net assets
resulting from operations	$22,383

(1)	Commencement of Operations.

See notes to financial statements.

Intrepid Small Cap Fund

STATEMENT OF CHANGES IN NET ASSETS

October 3, 2005(1) Through March 31, 2006
(Unaudited)
OPERATIONS:
Net investment income	$6,555
Net realized loss on investments	(30,656)
Net change in unrealized appreciation on investments	46,484
Net increase in assets resulting from operations	22,383

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,519)
Total distributions	(6,519)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,523,777
Proceeds from shares issued to
holders in reinvestment of dividends	6,519
Cost of shares redeemed	(179,723)
Net increase in net assets
from capital share transactions	1,350,573

TOTAL INCREASE IN NET ASSETS 1,366,437

NET ASSETS:
Beginning of period	200,000
End of period (including undistributed net
investment income of $36)	$1,566,437

(1)	Commencement of Operations.

See notes to financial statements.

Intrepid Small Cap Fund

FINANCIAL HIGHLIGHTS

October 3, 2005(1) through March 31, 2006
(Unaudited)
NET ASSET VALUE:
Beginning of period	$10.00
OPERATIONS:
Net investment income(2)	0.04
Net realized and unrealized gain
on investment securities	0.23
Total from operations	0.27
LESS DISTRIBUTIONS:
From net investment income	(0.04)
Total distributions	(0.04)
NET ASSET VALUE:
End of period	$10.23

Total return	2.73%(3)
Net assets at end of period (000s omitted)	$1,566
RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Before expense reimbursement	9.10%(4)
After expense reimbursement	1.95%(4)
RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before expense reimbursement	-13.83%(4)
After expense reimbursement	-6.68%(4)
Portfolio turnover rate	18%(3)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS
March 31, 2006 (Unaudited)

1.	ORGANIZATION

Intrepid Capital Management Funds Trust (the “Trust”), was organized as a Delaware Statutory Trust on August 27, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust consists of two series (the “Funds”): Intrepid Capital Fund and Intrepid Small Cap Fund. The Intrepid Capital Fund commenced operations on January 3, 2005 and the Intrepid Small Cap Fund commenced operations on October 3, 2005.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Valuation of Securities

The Funds’ securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively “Nasdaq traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and Nasdaq traded securities for which there is no NOCP are valued at the most recent bid price. Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available. Short-term investments are stated at amortized cost, which approximates fair value. The valuation of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity quality, general market conditions or an appropriate matrix utilizing similar factors. Any securities for which there are no readily available market quotations will be valued at a price determined in good faith by the Board of Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2006 (Unaudited)

Securities Transactions and Investment Income

The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Net realized gains or losses are determined using the identified cost method.

Distribution to Shareholder Policy

Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

Organization and Offering Costs

Organization and offering costs consist of costs incurred to establish the Trust and enable it legally to do business. These expenses were paid by the Adviser. Prepaid initial registration expenses are deferred over the period of benefit not to exceed twelve months.

Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.

3.	INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the “Agreement”) with Intrepid Capital Management Inc. (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Fund’s average daily net assets in excess of $500 million.

The Adviser has agreed to waive, through September 30, 2007, its management fee and/or reimburse the other expenses of the Funds, including organization expenses, to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.95% of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2006 (Unaudited)

waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. At March 31, 2006, $142,325 and $33,096 was available for potential recoupment in the Intrepid Capital Fund and Intrepid Small Cap Fund, respectively.

4.	DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Funds may reimburse the Funds’ distributor or others at an annual rate of up to 0.25% of the average daily net assets of the Funds.

Quasar Distributors, LLC serves as the distributor to the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities (excluding short-term securities) by the Fund for the period ended March 31, 2006 are as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Intrepid Capital Fund	$2,882,288	$2,755,156	—	—
Intrepid Small Cap Fund	$733,988	$58,824	—	—

6.	CAPITAL SHARE TRANSACTIONS

	Intrepid Capital Fund Period Ended March 31, 2006	Intrepid Small Cap Fund Period Ended March 31, 2006
Shares sold	255,122	150,129
Shares issued to holders
in reinvestment of dividends	53,182	640
Shares redeemed	(227,296)	(17,655)
Net increase in shares	81,008	133,114
Shares outstanding:
Beginning of period	2,723,147	20,000
End of period	2,804,155	153,114

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2006 (Unaudited)

7.	FEDERAL INCOME TAX INFORMATION

The tax components of distributions paid during the fiscal period ended September 30, 2005 are as follows:

	September 30, 2005
	Ordinary Income	Long-Term Capital Gains
Intrepid Capital Fund	$169,730	—

As of September 30, 2005, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes were as follows:

Cost of investments	$26,477,164
Unrealized appreciation	843,111
Unrealized depreciation	(839,121)
Net unrealized appreciation	$3,990

Undistributed ordinary income	$264,376
Undistributed long-term capital gain	—
Distributable income	$268,366

Intrepid Funds

ADDITIONAL INFORMATION
March 31, 2006 (Unaudited)

Investment Advisory Agreement Disclosure

On August 15, 2005, the Board of Trustees of Intrepid Capital Management Funds Trust approved the investment advisory agreement between the Intrepid Small Cap Fund (the “Fund”) and Intrepid Capital Management Inc. Prior to approving the agreement, the Board considered:

•	the nature, extent and quality of the services to be provided by Intrepid Capital Management Inc.

•	the investment strategies and performance history of Intrepid Capital Management Inc.

•	the cost of the services to be provided and profits to be realized by Intrepid Capital Management Inc.

•	from its relationship with the Fund

•	the extent to which economies of scale would be realized as the Fund grew and whether fee levels

•	reflect any such economies of scale

•	the expense ratio of the Fund

•	the manner in which portfolio transactions for the Fund would be conducted, including the use of soft dollars

In considering the nature, extent and quality of the services to be provided by Intrepid Capital Management Inc., the Board of Trustees considered the Adviser’s expertise in managing accounts with similar strategies, the entrepreneurial risk by the Adviser in starting the Fund, the financial connection of the Adviser and the Adviser’s ability to manage the Fund in the future from a fiscal standpoint, the Adviser’s willingness to enter into a contractual expense limitation agreement and the Adviser’s ability to attract investors for the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Adviser would be satisfactory.

The Board considered a presentation from the Adviser on the proposed investment strategies for the Fund, including the Adviser’s theory on managing accounts with similar strategies. While the Fund is newly organized and therefore had no performance history as of the date of the investment advisory agreement approval, the Board considered that the Adviser manages portfolios similar to the Fund (“Small Cap Accounts”). The Small Cap Accounts include all portfolios managed by the Adviser with objectives, strategies and policies substantially similar to those employed by the Fund. The Fund provided composite historical performance data for the Adviser’s Small Cap Accounts. The Board concluded that the performance of the Small Cap Accounts was satisfactory in comparison to the performance of funds similar to the Fund.

Intrepid Funds

ADDITIONAL INFORMATION (continued)
March 31, 2006 (Unaudited)

The Board considered a report prepared by Intrepid Capital Management Inc. of the projected costs of services to be provided to the Fund, and the projected profits to be realized by Intrepid Capital Management Inc. from its relationship with the Fund. The Board concluded that with respect to the Fund, the projected profits were reasonable and not excessive. The Board also noted that the Adviser would be reimbursing expenses until the Fund gained more assets.

The Board reviewed a report showing the range of fees for comparable funds. The Board noted that the investment advisory fee to be paid by the Fund contains a breakpoint when the Fund reaches $500 million in assets.

The Board also reviewed reports prepared by U.S Bancorp Fund Services, LLC comparing the Fund’s projected expense ratio and the investment advisory fee to be paid by the Fund to those of other comparable mutual funds. After reviewing the reports, the Board concluded that the investment advisory fee to be paid by the Fund was reasonable. They also concluded that the projected expense ratio was within the range of expense ratios for comparable mutual funds.

The Board reviewed reports discussing the manner in which portfolio transactions for the Fund would be conducted, including the use of soft dollars. Based on these reports, the Board concluded that the research to be obtained by Intrepid Capital Management Inc. was beneficial to the Fund and that Intrepid Capital Management Inc. would execute the Fund’s portfolio transactions in a manner designed to obtain best execution for the Fund.

Shareholder Notification of Federal Tax Status

The Intrepid Capital Fund designates $169,730 (100%) of total distributions paid during the fiscal year ended September 30, 2005 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

For the fiscal year ended September 30, 2005, certain dividends paid by the Intrepid Capital Fund may be subject to a maximum tax rate of 15% (“qualified dividend income”), as provided for by Internal Revenue Code Section 1(h). The Intrepid Capital Fund intends to designate the maximum eligible amount of its distributions as qualified dividend income. The Intrepid Capital Fund has received qualified dividend income from its investments of $142,448. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.866.966.3863. You may also

Intrepid Funds

ADDITIONAL INFORMATION (continued)
March 31, 2006 (Unaudited)

obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).

The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.866.966.3863 and on the SEC’s website (http://www.sec.gov).

(This Page Intentionally Left Blank.)

Investment Adviser
Intrepid Capital Management Inc.
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.866.966.3863
www.intrepidcapitalfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is timely recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporated by reference to the Form N-CSR for the fiscal year ended September 30, 2005, as filed on December 7, 2005.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Intrepid Capital Management Funds Trust

By (Signature and Title) /s/ Mark F. Travis
                                                                 Mark F. Travis, President

Date       May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Mark F. Travis
                                                                 Mark F. Travis, President

Date       May 30, 2006

By (Signature and Title) /s/ Mark F. Travis
                                                                 Mark F. Travis, Treasurer

Date       May 30, 2006

* Print the name and title of each signing officer under his or her signature.